Liquidity and Going Concern Assessment	3 Months Ended
Mar. 31, 2022
Liquidity and Going Concern Assessment [Abstract]
LIQUIDITY AND GOING CONCERN ASSESSMENT

NOTE 3 — LIQUIDITY AND GOING CONCERN ASSESSMENT

Management assesses liquidity and going concern uncertainty in the Company’s condensed consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the “look-forward period”, as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

As of March 31, 2022, we had cash and cash equivalents of $1,638,924. For the three months ended March 31, 2022, the Company incurred operating income of $69,470 (before deducting losses attributable to non-controlling interests), cash flows used in operations of $536,260, and negative working capital of $924,324. The Company has generated operating losses since its inception and has relied on cash on hand, sales of securities, external bank lines of credit, and issuance of third-party and related party debt to support cashflow from operations.

Management has prepared estimates of operations for fiscal year 2022 and 2023 believes that sufficient funds will be generated from operations to fund its operations and to service its debt obligations for one year from the date of the filing of these condensed consolidated financial statements, which indicate improved operations and the Company’s ability to continue operations as a going concern. The impact of COVID-19 on the Company’s business has been considered in these assumptions; however, it is too early to know the full impact of COVID-19 or its timing on a return to more normal operations.

The accompanying condensed consolidated financial statements have been prepared on a going concern basis under which the Company is expected to be able to realize its assets and satisfy its liabilities in the normal course of business. Management believes that based on relevant conditions and events that are known and reasonably knowable that its forecasts for one year from the date of the filing of these condensed consolidated financial statements. The Company has contingency plans to reduce or defer expenses and cash outlays should operations not improve in the look forward period.